Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 82.1	€ 51.7	€ 212.7	€ 152.2
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	174.1	178.2	174.2	178.1
Basic earnings per share	€ 0.47	€ 0.29	€ 1.22	€ 0.85
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 82.1	€ 51.7	€ 212.7	€ 152.2
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	174.1	178.2	174.2	178.1
Diluted earnings per share	€ 0.47	€ 0.29	€ 1.22	€ 0.85